NORTHSTAR VARIABLE ANNUITY

AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company
and its
Northstar Variable Account

Supplement Effective as of May 1, 2009

This supplement updates and amends certain information contained in your prospectus dated
August 8, 1997, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING
INVESTMENT FUND NAME CHANGES

Effective May 1, 2009, certain of the Investment Funds available through the Northstar Variable Account (the “Variable Account”) will change their names as follows:

Former Investment Fund Name	Current Investment Fund Name

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Growth and Income Portfolio	ING Growth and Income Portfolio

ING VP International Value Portfolio	ING International Value Portfolio

ING VP MidCap Opportunities Portfolio	ING MidCap Opportunities Portfolio

ING VP SmallCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio

ING VP Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio

NOTICE OF UPCOMING INVESTMENT FUND MERGERS

Effective August 10, 2009 (the “Merger Effective Date”), the following Disappearing Investment Fund will merge into and become part of the following Surviving Investment Fund:

Disappearing Investment Funds	Surviving Investment Funds

ING Index Plus International Equity Portfolio	ING International Index Portfolio

Continued on next page.

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IMPORTANT INFORMATION REGARDING THE UPCOMING INVESTMENT FUND MERGER

· Prior to the Merger Effective Date, you may transfer amounts allocated to a Sub-Account that invests in a Disappearing Investment Fund to any other available Sub-Account or to the Fixed Account free of charge. See the “Transfers” section beginning on page 21 of your Contract prospectus for information about making Sub-Account transfers, including applicable restrictions and limits on transfers.

· On the Merger Effective Date, your investment in a Sub-Account that invests in a Disappearing Investment Fund will automatically become an investment in the Sub-Account that invests in the corresponding Surviving Investment Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a Sub-Account corresponding to a Disappearing Investment Fund will be automatically allocated to the Sub-Account corresponding to the applicable Surviving Investment Fund. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050. See the “Transfers” section on page 29 of your Contract prospectus for information about making allocation changes.

· After the Merger Effective Date, the Sub-Accounts that invest in the Disappearing Investment Fund will no longer be available through your Contract.

· You will not incur any fees or charges or any tax liability because of the merger, and your Contract Value immediately before the merger will equal your Contract Value immediately after the merger.

· There will be no further disclosure regarding the Disappearing Investment Fund in future supplements to the Contract prospectus.

· Because of the upcoming Investment Fund merger, the following Investment Fund will be added, effective May 1, 2009, to your Contract as an available investment option:

- ING International Index Portfolio

IMPORTANT INFORMATION ABOUT THE INVESTMENT FUNDS AVAILABLE THROUGH THE VARIABLE ACCOUNT

Effective May 1, 2009, Sub-Accounts which invest in the following Investment Funds are available through the Variable Account:

  Fidelity ® VIP Index 500 Portfolio (Initial Class)
  Fidelity ® VIP Money Market Portfolio (Initial Class)
  ING Balanced Portfolio (Class I)
  ING Growth and Income Portfolio (Class I)
  ING Index Plus International Equity Portfolio (Class S)
  ING International Index Portfolio (Class S)
  ING International Value Portfolio (Class I)
  ING MidCap Opportunities Portfolio (Class I)
  ING Pioneer High Yield Portfolio (Class I)
  ING SmallCap Opportunities Portfolio (Class I)

The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Investment Funds available through the Variable Account. More detailed information about these Investment Funds can be found in the current prospectus and Statement of Additional Information for each Investment Fund.

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There is no assurance that the stated objectives and policies of any of the Investment Funds will be achieved. Shares of the Investment Funds will rise and fall in value and you could lose money by investing in the Investment Funds. Shares of the Investment Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Investment Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

Fidelity ® VIP Index 500 Portfolio	Investment Adviser:	Seeks investment results that
(Initial Class)	Fidelity Management & Research	correspond to the total return of
	Company	common stocks publicly traded in
	Subadvisers:	the United States, as represented by
	FMR Co., Inc; Geode Capital	the S&P 500® .
Management, LLC

Fidelity ® VIP Money Market	Investment Adviser:	Seeks as high a level of current
Portfolio (Initial Class)	Fidelity Management & Research	income as is consistent with
	Company	preservation of capital and
liquidity.
Subadvisers:
Fidelity Investments Money
Management, Inc.; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited; Fidelity
Research & Analysis Company;
Fidelity Management & Research
(U.K.) Inc.

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment
	ING Investments, LLC	return, consistent with reasonable
	Subadviser:	safety of principal, by investing in a
	ING Investment Management Co.	diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
Portfolio's management, of which
of those sectors or mix thereof
offers the best investment
prospects.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
stock.

ING Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

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Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING International Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return of a widely
	ING Investment Management Co.	accepted International Index.

ING International Value	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co.

ING MidCap Opportunities	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co.

ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.

ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co.

MORE INFORMATION IS AVAILABLE

More information about the Investment Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Investment Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5050 Minot, ND 58702-5050 1-877-884-5050

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